Grupo Santander (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of list of offshore territories
The Group's presence in offshore territories at the end of 2023 is as follows:

Presence of the Group in non-cooperative jurisdictions[a]	Spanish legislation		Council of the EU blacklist		OECD[b]
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey	1	1
Isle of Man		1
Cayman Islands		1
The Bahamas			1	1
2023[c]	1	3	1	1	—	—
2022	1	3	2	1	—	—
aAdditionally, there is one subsidiary constituted in Guernsey and one in Bermuda, but residents for tax purposes in the UK.
bJurisdictions non-compliant with both OECD standards on transparency and exchange of information for tax purposes (AEOI and EOIR). Jersey, the Isle of Man and the Cayman Islands continue to fully comply with both OECD standards.
cIn 2023, one subsidiary residing in The Bahamas moved its domicile to Spain.